Document and Entity Information	Feb. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2021
Entity Registrant Name	Camping World Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37908
Entity Tax Identification Number	81-1737145
Entity Address, Address Line One	250 Parkway Drive
Entity Address, Address Line Two	Suite 270
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	847
Local Phone Number	808-3000
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001669779
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	CWH
Security Exchange Name	NYSE